ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND OTHER
 ACCOUNTS PAYABLE AND OTHER

December 31,	2018	2017
(millions of Canadian dollars)
Trade payables and operating accrued liabilities	4,604	5,135
Construction payables and contractor holdbacks	804	706
Current derivative liabilities	1,234	1,130
Dividends payable	1,539	1,169
Taxes payable	801	522
Other	854	816
	9,836	9,478